Financial Risks - Summary of Value-At-Risk Analysis Measurement Foreign Currency Positions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Year-end [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 497,100	¥ 465,300
Average [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	486,275	441,800
Maximum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	505,100	465,300
MInimum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 462,700	¥ 408,500